Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Future Minimum Ground Lease Payments
The Company entered into ground lease agreements related to certain acquisitions under leasehold interest arrangements. The following table reflects the minimum base cash rental payments due from the Company over the next five years and thereafter:

(In thousands)	Future Minimum Base Rent Payments
October 1, 2016 to December 31, 2016	$229
2017	921
2018	903
2019	902
2020	674
Thereafter	4,975
$8,604

Unfunded Commitments Under Commercial Mortgage Loans
As of September 30, 2016, the Company had unfunded commitments which will generally be funded to finance capital expenditures by the borrowers under the Company's commercial mortgage loan. The following table reflects the expiration of these commitments over the next five years and thereafter:

(In thousands)	Funding Expiration
October 1, 2016 to December 31, 2016	$—
2017	2,450
2018	—
2019	—
2020	—
Thereafter	—
$2,450

Litigation and Regulatory Matters
In the ordinary course of business, the Company may become subject to litigation, claims and regulatory matters. There are no material legal or regulatory proceedings pending or known to be contemplated against the Company.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company maintains environmental insurance for its properties that provides coverage for potential environmental liabilities, subject to the policy's coverage conditions and limitations. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on its financial position or results of operations.

Note 11 — Commitments and Contingencies
Future Minimum Ground Lease Payments
The Company entered into ground lease agreements related to certain acquisitions under leasehold interest arrangements. The following table reflects the minimum base cash rental payments due from the Company over the next five years and thereafter:

(In thousands)	Future Minimum Base Rent Payments
2016	$895
2017	900
2018	882
2019	882
2020	653
Thereafter	4,873
$9,085

Unfunded Commitments Under Commercial Mortgage Loans
As of December 31, 2015, the Company had unfunded commitments which will generally be funded to finance capital expenditures by the Company's borrowers. The following table reflects the expiration of these commitments over the next five years and thereafter:

(In thousands)	Funding Expiration
2016	$—
2017	2,450
2018	—
2019	—
2020	—
Thereafter	—
$2,450

Litigation and Regulatory Matters
In the ordinary course of business, the Company may become subject to litigation, claims and regulatory matters. There are no material legal or regulatory proceedings pending or known to be contemplated against the Company.
Environmental Matters
In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company maintains environmental insurance for its properties that provides coverage for potential environmental liabilities, subject to the policy's coverage conditions and limitations. The Company has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on its financial position or results of operations.